INCOME TAXES (Tables)	6 Months Ended
Sep. 30, 2025
Notes and other explanatory information [abstract]
Schedule of effective income tax rates

	Three Months Ended September 30,		Six Months Ended September 30,
	2025	2024	2025	2024
Loss before income taxes	$10,369	$1,362	$11,142	$3,024
Income tax benefit	$–	$–	$–	$3
Effective tax rate	0.00%	0.00%	0.00%	0.10%